Share Option Scheme - Summary of Share Options Outstanding Under the Scheme (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
At January 1, weighted average exercise price | $ / shares	$ 1.9353	$ 0.9273	$ 0.7782
Granted during the year, weighted average exercise price | $ / shares	15.4774	15.6128	1.4973
Forfeited during the year, weighted average exercise price | $ / shares	2.9987	0.9963	1.0909
Exercised during the year, weighted average exercise price | $ / shares	1.3346	1.0131
At December 31, weighted average exercise price | $ / shares	2.8970	1.9353	0.9273
Exercisable at December 31, weighted average exercise price | $ / shares	$ 1.4334	$ 1.0703	$ 0.7852
At January 1,Number of options | shares	14,241	18,013	14,311
Granted during the year, Number of options | shares	595	679	3,757
Forfeited during the year, Number of options | shares	(1,251)	(2,769)	(55)
Exercised during the year, Number of options | shares	(4,056)	(1,682)
At December 31, Number of options | shares	9,529	14,241	18,013
Exercisable at December 31, Number of options | shares	2,828	4,619	2,484